UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Argentina — 0.1%
Tenaris SA - ADR (a)	779,047	$32,774,507

Australia — 0.4%
Asciano Ltd.	8,233,082	41,531,185
Newcrest Mining Ltd.	2,255,748	55,252,384
Orica Ltd.	1,182,049	31,608,871
QBE Insurance Group Ltd.	3,173,090	39,518,766
Telstra Corp. Ltd.	7,934,103	38,083,698

		205,994,904

Belgium — 0.1%
Anheuser-Busch InBev NV	248,166	21,835,774
RHJ International (b)(c)	4,080,524	22,383,778
RHJ International - ADR (b)(c)	899,200	4,931,123

		49,150,675

Brazil — 1.3%
Anhanguera Educacional Participacoes SA	2,136,500	41,574,497
BR Malls Participacoes SA	2,055,900	26,615,664
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,180,979	55,687,814
Cielo SA	1,860,594	52,621,917
Cosan Ltd. Class A	5,783,383	113,759,144
Cyrela Brazil Realty SA	4,560,998	40,196,608
Hypermarcas SA (b)	6,034,584	52,122,854
Itau Unibanco Holding SA, Preference Shares	3,115,155	53,735,192
MRV Engenharia e Participacoes SA	7,810,306	44,712,124
Petroleo Brasileiro SA - ADR	4,672,528	84,526,031
Qualicorp SA (b)	3,543,692	36,658,576
SLC Agricola SA	4,024,953	43,617,890
Telefonica Brasil - ADR	1,807,157	45,504,213

		691,332,524

Canada — 2.6%
Agrium, Inc.	657,816	74,655,538
Athabasca Oil Corp. (b)	7,372,196	78,275,071
Bank of Nova Scotia	838,140	49,285,052
BCE, Inc.	1,292,692	57,428,497
Brookfield Asset Management, Inc., Class A	1,582,370	58,436,924
Canadian Natural Resources Ltd.	1,897,701	57,348,524
Canadian Pacific Railway Ltd.	655,246	75,700,570
Canadian Pacific Railway Ltd.	105,085	12,132,081
Detour Gold Corp. (b)	1,120,766	23,687,334
Eldorado Gold Corp.	4,531,500	50,657,936
Goldcorp, Inc.	5,753,447	203,039,145
Kinross Gold Corp.	1,111,513	9,147,752
Kinross Gold Corp.	4,964,525	40,715,675
Osisko Mining Corp. (b)	4,703,497	32,585,888
Potash Corp. of Saskatchewan, Inc.	2,933,863	124,689,178
	Shares	Value
Common Stocks

Canada (concluded)
Rogers Communications, Inc., Class B	1,014,501	$47,164,152
Shaw Communications, Inc., Class B	3,015,719	70,570,364
Silver Wheaton Corp.	2,229,923	77,712,817
Sino-Forest Corp. (b)	2,463,590	25
Suncor Energy, Inc.	4,681,735	159,124,540
Suncor Energy, Inc.	240,322	8,175,754
Teck Resources Ltd., Class B	202,976	7,406,594
TELUS Corp.	486,780	32,889,617
The Toronto - Dominion Bank	392,585	32,783,642
Valeant Pharmaceuticals International, Inc. (b)	257,300	17,064,136

		1,400,676,806

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	441,299	25,083,435

China — 0.6%
Baidu.com, Inc. - ADR (b)	272,557	29,517,923
Beijing Enterprises Holdings Ltd.	19,510,732	140,672,305
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	118,119,394	5,905,970
China BlueChemical Ltd.	37,270,800	26,778,003
Dongfeng Motor Group Co. Ltd., Class H	9,036,700	14,791,053
Haitian International Holdings Ltd.	9,842,600	12,424,769
Sinopharm Group Co.	12,244,300	37,502,802
Tianjin Development Holdings Ltd. (b)(c)	39,833,916	27,990,324
Zhongsheng Group Holdings Ltd. (a)	19,223,671	28,758,779

		324,341,928

Denmark — 0.1%
A.P. Moller - Maersk A/S, Class B	3,888	31,015,496

France — 1.8%
AXA SA	3,733,573	69,126,948
BNP Paribas SA	2,377,974	149,204,447
European Aeronautic Defence and Space Co. NV	2,216,036	103,890,458
Eutelsat Communications SA	996,356	34,226,124
LVMH Moet Hennessy Louis Vuitton SA	299,049	56,304,129
Safran SA	2,886,976	132,591,959
Sanofi	1,029,393	100,351,609
Sanofi - ADR	150,928	7,347,175
Societe Generale SA (b)	636,662	28,749,036
Technip SA	213,018	23,065,405
Total SA	1,913,545	103,699,444
Total SA - ADR	2,424,959	131,651,024
Unibail-Rodamco SE	127,686	30,155,812

		970,363,570

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Germany — 2.3%
Allianz SE, Registered Shares	610,540	$87,360,395
BASF SE	360,241	36,485,446
Bayer AG, Registered Shares	561,897	55,449,513
Bayerische Motoren Werke AG	495,887	49,944,990
Daimler AG, Registered Shares	324,937	18,912,032
Deutsche Bank AG, Registered Shares	1,651,613	85,420,417
Deutsche Boerse AG	561,158	36,950,744
Deutsche Telekom AG, Registered Shares	7,765,805	95,404,420
Fresenius Medical Care AG & Co. KGaA	380,479	26,819,566
Fresenius SE & Co. KGaA	782,899	95,218,634
Kabel Deutschland Holding AG	707,892	57,359,781
Lanxess AG	857,104	72,399,426
Linde AG	703,849	128,292,743
MAN SE	94,108	11,341,933
Muenchener Rueckversicherungs AG, Registered Shares	183,760	33,748,551
SAP AG	473,034	38,792,238
Siemens AG, Registered Shares	787,488	86,279,970
Telefonica Deutschland Holding AG (b)(d)	4,670,070	40,075,280
Volkswagen AG, Preference Shares	688,611	170,483,353

		1,226,739,432

Hong Kong — 0.1%
The Link REIT	12,533,183	65,159,474
Yuanda China Holdings Ltd.	129,573,296	15,179,677

		80,339,151

Indonesia — 0.0%
Telekomunikasi Indonesia Tbk PT	16,041,300	16,066,258

Ireland — 0.1%
Covidien Plc	718,425	44,786,614
Eaton Corp. Plc	441,725	25,156,239

		69,942,853

Israel — 0.0%
Check Point Software Technologies Ltd. (b)	139,400	6,970,000

Italy — 0.8%
Eni SpA	5,818,608	145,334,565
Fiat Industrial SpA	9,450,851	121,624,381
Intesa Sanpaolo SpA	36,855,073	75,123,528
UniCredit SpA (b)	11,628,971	75,066,892

		417,149,366

Japan — 6.9%
Aisin Seiki Co. Ltd.	969,790	31,766,937
Asahi Kasei Corp.	6,651,900	38,390,922
Astellas Pharma, Inc.	686,670	34,955,228
Bridgestone Corp.	3,923,200	102,892,791
	Shares	Value
Common Stocks

Japan (continued)
Canon, Inc.	1,930,599	$70,303,203
Daihatsu Motor Co. Ltd.	1,523,930	31,701,692
Daikin Industries Ltd.	852,700	32,580,898
Denso Corp.	1,438,780	53,904,616
East Japan Railway Co.	1,783,973	120,431,141
FANUC Corp.	296,080	46,203,424
Fuji Heavy Industries Ltd.	10,567,190	142,918,337
Futaba Industrial Co. Ltd. (b)	1,884,250	8,572,723
Hitachi Chemical Co. Ltd.	2,313,300	32,575,401
Hitachi Ltd.	9,632,500	57,160,174
Honda Motor Co. Ltd.	3,101,881	117,248,588
Hoya Corp.	2,797,717	54,019,815
IHI Corp.	13,206,000	34,235,861
Inpex Corp.	16,021	92,758,016
Japan Airlines Co. Ltd. (b)	1,178,900	48,631,540
JGC Corp.	2,902,630	82,286,220
JSR Corp.	1,855,200	36,682,429
Kao Corp.	706,100	20,255,087
KDDI Corp.	920,500	68,490,958
Kirin Holdings Co. Ltd.	3,930,710	49,117,169
Kubota Corp.	9,125,510	104,231,746
Kuraray Co. Ltd.	2,533,620	32,550,677
Kyocera Corp.	290,900	26,349,733
Kyowa Hakko Kirin Co. Ltd.	3,156,300	29,843,237
Mazda Motor Corp. (b)	13,152,000	35,577,707
Mitsubishi Corp.	4,306,330	90,851,436
Mitsubishi UFJ Financial Group, Inc.	16,265,300	92,503,060
Mitsui & Co. Ltd.	12,632,034	190,917,065
MS&AD Insurance Group Holdings	4,347,362	91,058,234
Murata Manufacturing Co. Ltd.	904,440	55,772,975
Nintendo Co. Ltd.	440,800	42,946,183
Nippon Telegraph & Telephone Corp.	1,464,750	61,345,816
Nitto Denko Corp.	554,800	31,377,183
Nomura Holdings, Inc.	19,413,800	111,130,028
NTT DoCoMo, Inc.	51,141	77,533,670
Okumura Corp.	6,712,620	26,352,147
Rakuten, Inc.	4,847,600	44,245,057
Rinnai Corp.	454,775	32,154,392
Rohm Co. Ltd.	732,200	24,342,615
Ryohin Keikaku Co. Ltd.	472,700	26,771,548
Sekisui Chemical Co. Ltd.	1,818,000	17,515,863
Shin-Etsu Chemical Co. Ltd.	2,003,940	122,571,305
Softbank Corp.	296,100	10,550,546
Sony Financial Holdings, Inc.	1,848,600	31,223,330
Sumitomo Corp.	2,166,700	28,026,949
Sumitomo Electric Industries Ltd.	2,363,100	26,602,980
Sumitomo Mitsui Financial Group, Inc.	3,940,500	158,265,749
Suzuki Motor Corp.	5,524,408	144,959,125
Takeda Pharmaceutical Co. Ltd.	565,500	29,059,170
Terumo Corp.	555,340	24,288,505
Toda Corp.	7,525,900	20,621,540
Tokio Marine Holdings, Inc.	6,471,621	191,119,723

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Japan (concluded)
Tokyo Gas Co. Ltd.	18,785,285	$88,583,722
Toyota Industries Corp.	2,795,180	92,819,929
Ube Industries Ltd.	14,309,500	29,788,969
West Japan Railway Co.	716,100	28,238,189
Yahoo! Japan Corp. (e)	83,143	32,603,812
Yamada Denki Co. Ltd.	1,051,700	40,501,838

		3,753,278,923

Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC - GDR	3,287,576	58,814,735

Malaysia — 0.4%
Axiata Group Bhd	38,494,053	78,060,624
IHH Healthcare Bhd (b)	83,360,200	88,332,702
Telekom Malaysia Bhd	18,972,734	33,890,787

		200,284,113

Mexico — 0.4%
America Movil, SAB de CV Series L - ADR	3,809,281	95,841,510
Fibra Uno Administracion SA de CV	6,791,700	21,281,151
Fomento Economico Mexicano SAB de CV - ADR	285,858	30,841,220
Macquarie Mexico Real Estate Management SA de CV (b)	13,712,500	32,095,701
Mexichem SAB de CV	6,311,045	35,698,359

		215,757,941

Netherlands — 0.7%
ASML Holding NV	1,053,717	79,044,720
ASML Holding NV - NY Shares (a)	139,078	10,443,367
CNH Global NV	200,257	9,560,269
DE Master Blenders 1753 NV (b)	2,453,058	30,262,173
ING Groep NV CVA (b)	6,947,322	70,267,287
Koninklijke KPN NV	3,178,834	17,870,599
Unilever NV - NY Shares	393,712	15,937,462
Unilever NV CVA	1,041,536	42,199,124
Ziggo NV	3,280,832	104,663,568

		380,248,569

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	369,625	25,456,074

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,762,693	20,383,318

Russia — 0.2%
Federal Hydrogenerating Co. - ADR	16,139,877	39,381,300
Novorossiysk Commercial Sea Port - GDR (a)	3,061,680	24,922,075
	Shares	Value
Common Stocks

Russia (concluded)
Sberbank	19,604,405	$70,717,304

		135,020,679

Singapore — 0.6%
CapitaLand Ltd.	22,505,300	72,690,637
Keppel Corp. Ltd.	8,241,830	76,580,082
Oversea-Chinese Banking Corp.	7,423,120	58,642,660
Raffles Medical Group Ltd.	8,488,500	20,755,752
Singapore Press Holdings Ltd. (a)	5,034,860	16,681,047
Singapore Telecommunications Ltd.	25,559,610	72,237,821

		317,587,999

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	8,769,775	30,843,898
MTN Group Ltd.	817,642	15,997,689

		46,841,587

South Korea — 0.9%
Cheil Industries, Inc.	293,563	23,533,466
Hyundai Motor Co.	309,036	58,195,001
KT Corp.	172,000	5,788,977
KT Corp. - ADR	1,010,480	17,117,531
POSCO	71,085	23,237,846
POSCO - ADR	315,014	25,661,040
Samsung Electronics Co. Ltd.	258,672	344,146,019

		497,679,880

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	4,186,732	41,623,581
Banco Santander SA	7,702,835	64,477,127
Telefonica SA	3,165,507	45,814,355

		151,915,063

Sweden — 0.1%
Svenska Handelsbanken AB, Class A	1,911,996	78,124,268

Switzerland — 1.6%
Garmin Ltd.	186,864	7,080,277
Nestle SA, Registered Shares	2,546,551	178,812,358
Novartis AG, Registered Shares	927,080	63,019,564
Roche Holding AG	963,605	212,994,249
Swisscom AG, Registered Shares	85,438	37,895,669
Syngenta AG, Registered Shares	569,259	244,802,890
TE Connectivity Ltd.	232,223	9,028,830
UBS AG, Registered Shares	2,807,974	48,767,833
Zurich Insurance Group AG	149,388	42,959,001

		845,360,671

Taiwan — 0.4%
Cheng Shin Rubber Industry Co. Ltd.	10,328,672	26,991,064
Chunghwa Telecom Co. Ltd.	4,899,973	15,614,763

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Taiwan (concluded)
Chunghwa Telecom Co. Ltd. - ADR (a)	1,314,391	$42,021,080
Far EasTone Telecommunications Co. Ltd.	12,728,099	32,383,739
Taiwan Semiconductor Manufacturing Co. Ltd.	17,056,824	58,449,024
Yulon Motor Co. Ltd.	13,998,000	25,981,207

		201,440,877

Thailand — 0.3%
Bangkok Dusit Medical Services PCL	7,939,900	35,412,700
PTT Global Chemical PCL	26,143,476	70,136,757
PTT PCL	3,384,270	38,700,069
Siam Commercial Bank PCL	7,206,083	43,255,830

		187,505,356

United Arab Emirates — 0.0%
NMC Health Plc (b)	5,189,900	20,577,954

United Kingdom — 3.5%
Amlin Plc	2,441,347	14,849,409
Antofagasta Plc	2,401,981	43,554,433
AstraZeneca Plc	2,424,246	117,138,892
AstraZeneca Plc - ADR	165,000	7,949,700
BG Group Plc	10,478,732	185,985,980
BHP Billiton Plc	4,040,029	138,540,213
BP Plc	5,456,271	40,390,123
BP Plc - ADR	1,673,049	74,484,142
BT Group Plc	22,781,034	89,865,233
Delta Topco Ltd. (b)	79,261,739	44,909,701
Diageo Plc - ADR	697,188	83,174,528
Genel Energy Plc (b)	3,105,085	37,919,921
GlaxoSmithKline Plc - ADR	171,700	7,831,237
Glencore International Plc	3,561,076	22,229,597
Guinness Peat Group Plc (b)	34,285,516	17,409,464
HSBC Holdings Plc	18,844,070	214,290,241
Invensys Plc	7,299,269	39,962,820
Lloyds Banking Group Plc (b)	67,878,259	55,559,306
Manchester United Plc Class A (b)	1,843,431	30,969,641
National Grid Plc	9,981,876	109,297,978
Polyus Gold International Ltd. (b)	12,917,812	45,892,337
Rio Tinto Plc	1,627,011	91,916,743
Royal Dutch Shell Plc - ADR	878,107	61,924,106
Scottish & Southern Energy Plc	4,180,129	94,086,419
Shire Plc	2,578,781	86,265,968
Unilever Plc	697,017	28,391,919
Unilever Plc - ADR	429,909	17,492,997
Vodafone Group Plc	15,901,376	43,397,380
Vodafone Group Plc - ADR	1,892,543	51,704,275

		1,897,384,703

United States — 32.3%
3M Co.	790,725	79,507,399
Abbott Laboratories	1,518,254	51,438,446
AbbVie, Inc.	1,518,254	55,704,739
	Shares	Value
Common Stocks

United States (continued)
Accenture Plc, Class A	124,424	$8,944,841
ACE Ltd.	1,814,297	154,813,963
Activision Blizzard, Inc.	10,970,832	124,957,776
Adobe Systems, Inc. (b)(e)	286,655	10,844,159
The AES Corp.	4,341,243	47,059,074
Aetna, Inc.	2,252,091	108,618,349
Agilent Technologies, Inc.	1,052,591	47,135,025
Allergan, Inc. (f)	1,176,753	123,570,833
Alliance Data Systems Corp. (b)	74,549	11,748,922
Amdocs Ltd.	257,682	9,196,671
American Capital Agency Corp.	1,710,014	54,087,743
American Electric Power Co., Inc.	1,545,242	69,984,010
American Express Co.	1,884,321	110,816,918
American International Group, Inc. (b)	1,106,409	41,855,452
American Tower Corp.	1,168,172	88,956,298
American Water Works Co., Inc.	1,432,662	54,842,301
Ameriprise Financial, Inc.	110,400	7,321,728
AmerisourceBergen Corp.	1,149,508	52,153,178
Amgen, Inc.	861,851	73,653,786
Anadarko Petroleum Corp.	815,124	65,226,222
Apache Corp.	593,400	49,703,184
Apple, Inc.	687,673	313,104,394
Applied Materials, Inc. (e)	4,439,609	57,315,352
Arch Capital Group Ltd. (a)(b)	480,302	22,295,619
AT&T, Inc.	6,399,312	222,632,064
Autoliv, Inc.	77,700	5,112,660
Axis Capital Holdings Ltd.	175,041	6,698,819
Bank of America Corp.	15,935,121	180,385,570
The Bank of New York Mellon Corp.	5,243,461	142,412,401
BB&T Corp.	1,797,495	54,428,149
Berkshire Hathaway, Inc., Class B (b)	407,993	39,546,761
The Boeing Co.	1,012,236	74,773,873
BorgWarner, Inc. (b)	459,005	34,048,991
Bristol-Myers Squibb Co.	2,341,388	84,617,762
CA, Inc.	284,870	7,070,473
Calpine Corp. (b)	3,879,167	76,535,965
Capital One Financial Corp.	1,358,278	76,498,217
Cardinal Health, Inc.	3,056,553	133,907,587
Celgene Corp. (b)	677,190	67,014,722
CF Industries Holdings, Inc.	143,536	32,894,145
The Charles Schwab Corp.	3,246,708	53,668,083
Chevron Corp.	68,855	7,928,653
The Chubb Corp.	835,635	67,109,847
Cigna Corp.	481,796	28,107,979
Cisco Systems, Inc.	5,628,035	115,768,680
Citigroup, Inc.	3,018,290	127,251,106
Citrix Systems, Inc. (b)	442,500	32,373,300
CMS Energy Corp.	1,593,415	40,950,766
CNA Financial Corp.	269,864	8,406,264
Coach, Inc.	116,400	5,936,400
Cobalt International Energy, Inc. (b)	2,273,190	55,033,930

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

United States (continued)
The Coca-Cola Co.	3,565,432	$132,776,688
Colgate-Palmolive Co.	966,030	103,722,641
Comcast Corp., Class A	6,736,129	256,511,792
Computer Sciences Corp.	245,428	10,258,890
ConocoPhillips	117,239	6,799,862
CONSOL Energy, Inc.	2,266,942	71,045,962
Constellation Brands, Inc., Class A (b)	265,092	8,578,377
Corning, Inc.	10,335,728	124,028,736
Coventry Health Care, Inc.	173,985	7,973,733
Crown Castle International Corp. (a)(b)	547,497	38,609,488
Crown Holdings, Inc. (b)	653,766	24,751,581
Cubist Pharmaceuticals, Inc. (b)	634,422	27,305,523
Cummins, Inc.	346,643	39,805,016
CVS Caremark Corp.	1,784,399	91,361,229
DaVita, Inc. (b)	454,382	52,440,227
Delphi Automotive Plc (b)	547,819	21,178,683
Devon Energy Corp.	2,347,720	134,266,107
Diamond Offshore Drilling, Inc.	117,165	8,797,920
Discover Financial Services	2,072,680	79,570,185
DISH Network Corp., Class A	265,512	9,895,632
Dominion Resources, Inc.	1,870,298	101,201,825
The Dow Chemical Co.	2,243,997	72,256,703
Dr. Pepper Snapple Group, Inc.	411,766	18,558,294
Duke Energy Corp.	346,610	23,825,971
E.I. du Pont de Nemours & Co.	1,547,984	73,451,841
Eastman Chemical Co.	145,999	10,387,829
Electronic Arts, Inc. (a)(b)(e)	5,395,300	84,868,069
EMC Corp. (b)	5,362,268	131,965,415
EOG Resources, Inc.	479,564	59,935,909
Equity Residential	699,600	38,750,844
Expedia, Inc.	163,952	10,697,868
Express Scripts Holding Co. (b)	1,201,485	64,183,329
Fidelity National Financial, Inc., Class A	1,325,256	33,263,926
Fidelity National Information Services, Inc.	251,993	9,351,460
FMC Corp.	3,239,893	199,156,223
Ford Motor Co.	8,634,450	111,816,128
Freeport-McMoRan Copper & Gold, Inc.	540,917	19,067,324
Freescale Semiconductor Ltd. (a)(b)(e)	5,875,180	84,896,351
Fusion-io, Inc. (a)(b)	2,878,459	50,315,463
General Dynamics Corp.	113,100	7,498,530
General Electric Co.	16,920,452	376,987,671
General Mills, Inc.	1,834,474	76,937,840
General Motors Co. (a)(b)	3,825,515	107,458,716
Gilead Sciences, Inc. (b)	1,593,940	62,880,933
The Goldman Sachs Group, Inc.	1,150,775	170,153,592
Google, Inc., Class A (b)	378,126	285,746,037
H.J. Heinz Co.	1,329,792	80,625,289
Halliburton Co.	1,146,815	46,652,434
HCA Holdings, Inc.	2,690,793	101,308,356
	Shares	Value
Common Stocks

United States (continued)
HealthSouth Corp. (a)(b)	1,526,082	$36,412,317
Helmerich & Payne, Inc.	141,459	9,101,472
Hillshire Brands Co.	2,017,288	62,495,582
Humana, Inc.	1,238,742	92,112,855
Intel Corp.	4,758,722	100,123,511
International Game Technology	1,862,641	28,628,792
International Paper Co.	222,335	9,209,116
Intuit, Inc.	128,153	7,994,184
Johnson & Johnson	2,586,779	191,214,704
Johnson Controls, Inc.	977,258	30,382,951
JPMorgan Chase & Co.	6,629,621	311,923,668
KBR, Inc.	1,389,223	43,371,542
Kimberly-Clark Corp.	620,237	55,517,414
KLA-Tencor Corp.	140,400	7,709,364
Kohl’s Corp.	1,203,147	55,693,675
Kraft Foods Group, Inc. (e)	2,216,791	102,460,080
The Kroger Co.	286,400	7,933,280
L-3 Communications Holdings, Inc.	111,870	8,493,170
Leap Wireless International, Inc. (b)	1,201,898	6,946,970
Lear Corp.	171,552	8,406,048
Liberty Media Corp. (b)	343,785	38,335,465
Life Technologies Corp. (b)	548,082	35,455,425
Lincoln National Corp.	348,368	10,095,705
M&T Bank Corp.	358,398	36,803,891
Macy’s, Inc.	184,100	7,273,791
Marathon Oil Corp. (e)	7,174,325	241,129,063
Marathon Petroleum Corp. (e)	4,860,149	360,671,657
MasterCard, Inc., Class A	384,727	199,442,477
Mattel, Inc.	1,571,835	59,148,151
McDermott International, Inc. (a)(b)	1,376,822	16,755,924
McDonald’s Corp.	1,559,044	148,561,303
The McGraw-Hill Cos., Inc.	142,863	8,217,480
McKesson Corp.	846,055	89,030,368
Mead Johnson Nutrition Co.	1,487,340	113,037,840
Medtronic, Inc.	1,427,329	66,513,531
Merck & Co., Inc.	4,741,764	205,081,293
MetLife, Inc.	1,187,307	44,334,043
MetroPCS Communications, Inc. (b)	2,779,149	27,874,864
Mettler-Toledo International, Inc. (a)(b)	175,457	37,289,876
Microsoft Corp.	6,824,163	187,459,758
Mondelez International, Inc., Class A	3,959,592	110,037,062
Monsanto Co.	927,199	93,971,619
Morgan Stanley	2,058,541	47,037,662
Motorola Solutions, Inc.	167,816	9,798,776
Murphy Oil Corp.	469,991	27,973,864
Mylan, Inc. (b)	1,912,048	54,053,597
National Oilwell Varco, Inc.	1,760,751	130,542,079
Navistar International Corp. (a)(b)	1,217,655	31,768,619
Newmont Mining Corp.	2,331,991	100,182,333
NextEra Energy, Inc.	1,820,365	131,157,298

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks

United States (continued)
Northern Trust Corp.		680,466	$35,023,585
Occidental Petroleum Corp. (e)		3,123,568	275,717,347
Onyx Pharmaceuticals, Inc. (a)(b)		352,440	27,321,149
Oracle Corp. (e)		11,789,418	418,642,233
PACCAR, Inc.		958,871	45,124,469
Parker Hannifin Corp.		90,390	8,403,558
PepsiCo, Inc.		2,352,126	171,352,379
PerkinElmer, Inc.		1,158,043	40,809,435
Perrigo Co.		386,737	38,870,936
Pfizer, Inc.		12,779,285	348,618,895
Philip Morris International, Inc.		106,439	9,383,662
Phillips 66		1,738,103	105,276,899
Platinum Underwriters Holdings Ltd.		312,056	15,206,489
PPG Industries, Inc. (a)		86,156	11,878,328
PPL Corp.		1,966,256	59,557,894
Praxair, Inc.		276,010	30,463,224
Precision Castparts Corp.		384,868	70,584,791
The Procter & Gamble Co. (e)		3,477,100	261,338,836
The Progressive Corp.		2,224,762	50,034,897
Prudential Financial, Inc.		527,627	30,539,051
PulteGroup, Inc. (a)(b)(e)		3,618,062	75,038,606
QEP Resources, Inc.		4,355,598	127,836,801
QUALCOMM, Inc.		4,163,470	274,913,924
Red Hat, Inc. (b)		558,643	31,038,205
Reinsurance Group of America, Inc.		106,500	6,112,035
RenaissanceRe Holdings Ltd.		391,184	33,500,998
Rockwell Automation, Inc.		1,345,435	119,999,348
Ross Stores, Inc.		112,868	6,738,220
SanDisk Corp. (b)		1,591,518	79,559,985
Schlumberger Ltd.		2,834,434	221,227,574
Simon Property Group, Inc.		166,019	26,592,923
SM Energy Co. (e)		1,612,799	93,800,390
Spirit AeroSystems Holdings, Inc., Class A (b)		2,392,494	38,136,354
The St. Joe Co. (b)(c)		9,229,019	216,881,947
St. Jude Medical, Inc.		961,054	39,114,898
Stancorp Financial Group, Inc.		394,436	15,339,616
Starz Liberty Capital (b)		1,277,649	20,365,725
State Street Corp.		1,961,311	109,146,957
Stillwater Mining Co. (a)(b)		1,803,664	24,277,317
Symantec Corp. (b)		325,226	7,080,170
Thermo Fisher Scientific, Inc.		980,989	70,768,546
TIBCO Software, Inc. (b)		1,350,863	31,664,229
Tiffany & Co. (a)(e)		1,456,969	95,795,712
Time Warner Cable, Inc.		1,145,175	102,309,935
Torchmark Corp.		149,400	8,323,074
The Travelers Cos., Inc.		1,334,920	104,737,823
Twitter, Inc.		928,381	15,596,801
Twitter, Inc. Series D		3,257,472	55,377,024
Union Pacific Corp.		1,216,335	159,899,399
United Continental Holdings, Inc. (a)(b)		1,075,226	25,966,708
United Parcel Service, Inc., Class B		936,191	74,230,584
		Shares	Value
Common Stocks

United States (concluded)
United Technologies Corp.		2,348,054	$205,619,089
United Therapeutics Corp. (a)(b)		519,671	28,005,070
UnitedHealth Group, Inc.		1,647,521	90,959,634
Universal Health Services, Inc., Class B		2,354,751	133,373,097
Unum Group		333,771	7,780,202
US Bancorp		3,148,348	104,210,319
Valero Energy Corp.		294,374	12,872,975
Verizon Communications, Inc.		3,738,501	163,036,029
Visa, Inc., Class A		1,745,302	275,600,639
VMware, Inc., Class A (b)		636,825	48,704,376
Wal-Mart Stores, Inc.		2,627,858	183,818,667
Waters Corp. (a)(b)		633,684	58,026,444
WellPoint, Inc.		621,332	40,274,740
Wells Fargo & Co.		8,233,699	286,779,736
Western Digital Corp.		200,251	9,411,797
Whiting Petroleum Corp. (b)(e)		2,289,011	108,911,143
Wyndham Worldwide Corp.		142,600	7,955,654
XL Group Plc		3,984,015	110,436,896
Zoetis, Inc. (b)		495,900	12,893,400

			17,539,203,292

Total Common Stocks – 59.1%			32,120,806,907

Fixed Income Securities
Corporate Bonds		Par (000)

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	6,575	3,024,500

Australia — 0.1%
FMG Resources August 2006 Ltd., 6.00%, 4/01/17 (d)		21,269	21,853,897
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		58,050	54,578,246

			76,432,143

Brazil — 0.4%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		35,139	37,423,035
Hypermarcas SA, 6.50%, 4/20/21 (d)		19,928	21,422,600
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		28,653	32,091,304
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		16,571	17,855,253
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		55,111	51,391,007

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Brazil (concluded)
Petrobras International Finance Co. - Pifco, 3.50%, 2/06/17	USD	33,246	$34,169,707

			194,352,906

Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		15,219	16,225,295

Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		40,100	41,021,939
Banco Santander Chile, 2.31%, 2/14/14 (d)(g)		33,200	32,828,559
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		35,919	36,098,563

			109,949,061

China — 0.1%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (b)(h)(i)	SGD	89,400	722,337
China Milk Products Group Ltd., 0.00%, 1/15/12 (b)(h)(j)	USD	39,800	11,940,000
China Petroleum & Chemical Corp., Series SINO, 0.72%, 4/24/14 (i)(j)	HKD	107,330	16,607,267

			29,269,604

Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (d)	USD	16,561	16,643,805

France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (d)	EUR	5,465	8,756,051

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (d)	USD	14,934	15,232,680

Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd. , 0.00%, 10/18/10 (b)(h)(i)(j)	CNY	190,300	306,008
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (d)		32,952	34,735,527
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	24,633	26,255,182
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (i)	HKD	248,000	33,032,983

			94,329,700

India — 0.2%
ICICI Bank Ltd - Dubai, 4.70%, 2/21/18 (d)	USD	16,619	17,445,762
REI Agro Ltd. (i):
5.50%, 11/13/14 (d)		46,977	33,823,440
5.50%, 11/13/14		8,353	6,014,160
		Par (000)	Value
Corporate Bonds

India (concluded)
Suzlon Energy Ltd., 82.25%, 7/25/14 (b)(h)(i)(j)	USD	37,920	$20,856,000
Suzlon Energy, Ltd., 0.00%, 10/11/13 (h)(i)		30,176	20,821,440

			98,960,802

Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (d)		22,723	19,314,550

Ireland — 0.0%
Nara Cable Funding, Ltd., 8.88%, 12/01/18 (d)		7,318	7,318,000
Ono Finance II Plc, 10.88%, 7/15/19 (d)		5,695	5,751,950

			13,069,950

Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		48,274	47,912,476

Luxembourg — 0.3%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (d)	EUR	9,924	15,058,107
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	41,664	45,205,440
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	5,000	5,906,269
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)	USD	33,023	33,188,115
TNK-BP Finance SA:
7.50%, 7/18/16 (d)		14,345	16,407,093
Series 2, 7.50%, 7/18/16		4,413	5,047,369
6.63%, 3/20/17 (d)		14,742	16,732,170

			137,544,563

Malaysia — 0.0%
Paka Capital Ltd., 4.16%, 3/12/13 (i)(j)		22,000	22,660,000

Mexico — 0.0%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		26,353	26,616,530

Netherlands — 0.6%
Bio City Development Co. BV, 8.00%, 7/06/18 (d)(i)		142,200	142,022,250
New World Resources NV, 7.88%, 5/01/18	EUR	7,908	10,844,864
Rabobank Nederland:
3.38%, 1/19/17	USD	46,597	50,029,242
3.95%, 11/09/22		17,459	17,465,181
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(i)	EUR	70,300	109,637,779

			329,999,316

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Singapore — 0.6%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	66,000	$53,833,475
3.13%, 3/05/18		55,750	48,490,991
2.95%, 6/20/22		132,250	105,920,747
Keppel Land Ltd., 2.50%, 6/23/13 (i)		29,400	23,784,390
Olam International Ltd., 6.00%, 10/15/16 (i)	USD	55,000	51,425,000
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (i)	SGD	58,500	49,748,515

			333,203,118

South Korea — 0.3%
Export-Import Bank of Korea, 1.25%, 11/20/15	USD	21,936	21,929,902
Zeus Cayman, 7.43%, 8/19/13 (i)(j)	JPY	8,524,000	90,884,138
Zeus Cayman II, 0.00%, 8/18/16 (i)(j)		2,306,000	29,359,292

			142,173,332

Spain — 0.1%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (d)	EUR	22,265	31,002,339

Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	31,034	32,824,662

Switzerland — 0.1%
Credit Suisse Group Guernsey V Ltd., Series B, 4.00%, 3/29/13	CHF	26,092	47,424,909
UBS AG, Series BKNT, 5.88%, 12/20/17	USD	26,508	31,470,085

			78,894,994

United Arab Emirates — 0.5%
Dana Gas Sukuk Ltd., 7.50%, 10/31/13 (b)(h)		239,790	208,629,289
Pyrus Ltd. (i):
7.50%, 12/20/15		3,300	4,019,400
7.50%, 12/20/15 (d)		46,200	56,271,600

			268,920,289

United Kingdom — 0.7%
Barclays Bank Plc, 7.63%, 11/21/22		96,990	95,656,388
BAT International Finance Plc, 2.13%, 6/07/17 (d)		31,174	31,645,039
British Telecommunications Plc, 1.43%, 12/20/13 (g)		12,768	12,873,987
Delta Topco Ltd., 10.00%, 11/24/60 (k)		65,534	66,797,285
Essar Energy Plc, 4.25%, 2/01/16 (i)		45,600	35,340,000
Lloyds TSB Bank Plc, 13.00% (g)(l)	GBP	57,872	133,088,243

			375,400,942

		Par (000)	Value
Corporate Bonds

United States — 2.4%
Ally Financial, Inc., 4.50%, 2/11/14	USD	22,910	$23,540,025
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		23,924	24,009,456
Bank of America Corp., 1.50%, 10/09/15		67,497	67,673,370
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (i)		6,571	7,786,635
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		10,633	11,483,640
Cablevision Systems Corp., 5.88%, 9/15/22		19,855	19,532,356
CCO Holdings LLC, 5.25%, 9/30/22		26,399	26,135,010
CIT Group, Inc., 4.75%, 2/15/15 (d)		35,344	37,111,200
Cobalt International Energy, Inc., 2.63%, 12/01/19 (i)		98,850	100,827,000
CONSOL Energy, Inc., 8.00%, 4/01/17		49,871	53,860,680
Cricket Communications, Inc., 7.75%, 10/15/20		19,864	20,608,900
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,827	5,644,906
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (i)		19,680	31,488,000
Daimler Finance NA LLC (d):
0.91%, 1/09/15 (g)		47,225	47,207,905
1.30%, 7/31/15		9,211	9,258,308
DaVita, Inc.:
6.38%, 11/01/18		15,998	17,117,860
6.63%, 11/01/20		14,549	15,858,410
DJO Finance LLC, 9.75%, 10/15/17		4,020	3,879,300
Electronic Arts, Inc., 0.75%, 7/15/16 (i)		18,199	17,186,681
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		32,762	32,328,493
Forest City Enterprises, Inc., 4.25%, 8/15/18 (i)		33,059	35,765,706
General Electric Capital Corp., 5.63%, 5/01/18		33,185	39,044,907
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (i)		57,451	103,016,824
Hologic, Inc., 2.00%, 12/15/37 (i)(m)		70,896	87,645,180
HSBC USA, Inc., 1.63%, 1/16/18		32,900	32,857,592
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		25,605	28,293,525
7.63%, 6/15/21		9,467	10,839,715
Hyundai Capital America (d):
1.63%, 10/02/15		12,431	12,516,650
2.13%, 10/02/17		19,831	19,842,145
JPMorgan Chase Bank NA, 0.64%, 6/13/16 (g)		40,368	39,619,779

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

United States (concluded)
Morgan Stanley, 4.75%, 3/22/17	USD	19,751	$21,571,864
Mylan, Inc., 3.75%, 9/15/15 (i)		50,407	109,950,269
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		4,575	4,803,750
Reliance Holdings USA, Inc. (d):
4.50%, 10/19/20		23,331	24,804,609
5.40%, 2/14/22		9,888	10,971,448
Stillwater Mining Co., Series SWC, 1.75%, 10/15/32 (i)		3,311	4,053,906
SunGard Data Systems, Inc., 7.38%, 11/15/18		28,058	29,811,625
Take-Two Interactive Software, Inc. (i):
4.38%, 6/01/14		12,408	16,107,135
1.75%, 12/01/16		49,823	49,262,491
Texas Industries, Inc., 9.25%, 8/15/20		39,726	43,897,230

			1,297,214,485

Total Corporate Bonds – 7.0%			3,819,928,093

Floating Rate Loan Interests (g)

Canada — 0.0%
Essar Steel Algoma, Inc., ABL Term Loan, 8.75%, 9/20/14		18,827	18,967,976

Chile — 0.1%
GNL Quintero SA, Term Loan, 1.31%, 6/20/23		38,923	34,018,734

United Kingdom — 0.2%
Delta Debtco, Ltd., Term Loan, 9.25%, 10/30/19		96,000	97,800,000

United States — 0.2%
Hamilton Sundstrand Industrial, First Lien Term Loan, 5.00%, 12/13/19		19,623	19,789,362
Navistar International Corp., Term Loan B, 7.00%, 8/17/17		8,000	8,109,949
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		61,098	61,709,018
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (k)		42,457	43,624,118

			133,232,447

Total Floating Rate Loan Interests – 0.5%			284,019,157

Foreign Agency Obligations

Australia Government Bond:
5.50%, 12/15/13	AUD	141,040	150,522,460
5.75%, 5/15/21		116,108	142,402,738
		Par (000)	Value
Foreign Agency Obligations

Australia Government Bond (concluded):
5.50%, 4/21/23	AUD	455,020	$557,312,988
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 1/01/21	BRL	641,799	332,423,621
Series B, 6.00%, 8/15/22		330,287	456,537,292
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	367,727	577,890,042
3.50%, 7/04/19		288,884	452,809,887
Canadian Government Bond:
4.00%, 6/01/16	CAD	55,628	60,533,236
1.50%, 3/01/17		94,522	94,880,224
3.50%, 6/01/20		69,418	77,624,413
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	306,650	39,634,732
2.03%, 3/18/13		499,100	64,505,042
1.67%, 3/24/14		197,900	25,940,558
3.51%, 12/08/14		478,200	65,374,245
1.69%, 12/22/14		259,100	34,309,953
Malaysia Government Bond:
3.21%, 5/31/13	MYR	314,954	101,417,418
3.46%, 7/31/13		188,681	60,851,050
5.09%, 4/30/14		308,482	101,716,752
Netherlands Government Bond, 1.00%, 2/24/17 (d)	USD	62,159	62,530,246
Poland Government Bond, 3.00%, 8/24/16	PLN	223,185	76,929,260
Queensland Treasury Corp.:
Series 17, 6.00%, 9/14/17	AUD	65,702	75,994,245
6.00%, 6/14/21		98,515	117,456,308
Switzerland Government Bond:
2.00%, 4/28/21	CHF	23,265	28,492,691
2.00%, 5/25/22		16,652	20,457,047
4.00%, 2/11/23		33,033	47,601,205
Turkey Government Bond:
5.48%, 2/20/13 (j)	TRY	60,132	34,087,758
5.48%, 5/15/13 (j)		137,422	76,935,017
7.50%, 9/24/14		207,154	120,941,423
United Kingdom Gilt, 4.75%, 3/07/20	GBP	357,587	689,186,258
Vnesheconombank Via VEB Finance Plc, 6.03%, 7/05/22 (d)	USD	16,650	19,105,875

Total Foreign Agency Obligations – 8.8%			4,766,403,984

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.51%, 11/15/15 (d)(g)		68,341	68,412,858

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Par (000)	Value
US Government Sponsored Agency Securities

Mortgage-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed Securities, 3.00%, 3/15/43 (n)	USD	98,605	$101,825,065

US Treasury Obligations

US Treasury Notes:
2.25%, 3/31/16 (o)	497,476	525,653,115
0.63%, 9/30/17	256,447	254,303,161
1.38%, 9/30/18	268,921	273,815,660
1.00%, 9/30/19	193,042	189,362,135
1.25%, 10/31/19	66,068	65,794,711
3.50%, 5/15/20	833,053	953,130,093
2.63%, 8/15/20 (f)	441,910	477,608,040
2.00%, 11/15/21	78,338	79,751,257
1.75%, 5/15/22	93,863	92,777,361
1.63%, 11/15/22	197,198	190,912,120

Total US Treasury Obligations – 5.7%	3,103,107,653

Total Fixed Income Securities – 22.3%	12,143,696,810

Investment Companies (b)	Shares

United States — 2.5%
ETFS Gold Trust (c)	1,355,000	222,612,950
ETFS Palladium Trust (c)	462,500	33,753,250
ETFS Platinum Trust (c)	390,600	64,331,820
SPDR Gold Shares	5,176,709	834,485,491
iShares Gold Trust (p)	11,836,612	191,753,114

1,346,936,625

Vietnam — 0.0%
Vinaland Ltd.	64,854	30,644

Total Investment Companies – 2.5%	1,346,967,269

Preferred Securities

Par (000)
Capital Trusts

Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(g)(l)	USD	7,870	7,201,050

Par (000)	Value
Capital Trusts

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (g)	USD	32,913	$34,311,803

Total Capital Trusts – 0.1%	41,512,853

Shares
Preferred Stocks

United Kingdom — 0.2%
HSBC Holdings Plc, 8.00%	1,359,200	37,812,944
Royal Bank of Scotland Group Plc:
Series M, 6.40%	831,500	18,775,270
Series Q, 6.75%	462,850	10,876,975
Series T, 7.25%	1,297,471	31,826,964

99,292,153

United States — 0.8%
Citigroup, Inc., 5.95% (g)(l)	23,883,000	24,121,830
Continental Airlines Finance Trust II, 6.00% (i)	105,150	4,245,431
General Electric Capital Corp., 6.25% (g)(l)	46,900,000	51,194,633
General Motors Co., Series B, 4.75% (i)	1,271,685	55,089,394
Health Care REIT, Inc., 6.50% (i)	693,708	40,477,862
NextEra Energy, Inc., 5.56% (i)	865,606	45,011,512
PPL Corp. (i):
8.75%	672,000	36,751,680
9.50%	755,396	40,836,708
US Bancorp (g):
Series F, 6.50%	663,362	17,844,438
Series G, 6.00%	1,262,293	36,253,055
USB Capital IX, 3.50% (g)(l)	44,491,000	40,820,492
United Technologies Corp., 7.50% (i)	468,331	26,666,767
Wells Fargo & Co., Series L, 7.50% (i)	23,542	30,390,368

449,704,170

Total Preferred Stocks – 1.0%	548,996,323

Trust Preferreds

United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (g)	2,209	60,460,780
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	2,694	70,651,645
Omnicare Capital, Series B, 4.00%, 6/15/33	462	22,915,175

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Shares	Value
Trust Preferreds

United States (concluded)
RBS Capital Funding Trust VII, Series G, 6.08% (b)(h)(l)		814	$17,495,224

Total Trust Preferreds – 0.3%			171,522,824

Total Preferred Securities – 1.4%			762,032,000

Warrants (q)

Australia — 0.0%
TFS Corp., Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,478,500	3,636,589

Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/08, 1 share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (a)(b)		560,413	2,810

Total Warrants – 0.0%			3,639,399

Total Long-Term Investments (Cost – $38,204,534,851) – 85.3%			46,377,142,385

Short-Term Securities

Foreign Agency Obligations		Par (000)

Japan Treasury Discount Bill (r):
0.10%, 2/20/13	JPY	10,560,000	115,473,534
0.09%, 3/11/13		6,590,000	72,058,208
0.10%, 3/11/13		9,900,000	108,250,804
0.08%, 6/20/13		11,170,000	122,106,929
Mexico Cetes (r):
4.54%, 3/21/13	MXN	217,000	169,666,209
4.39%, 4/04/13		224,074	174,938,039
4.57%, 11/14/13		34,134	25,945,399
4.60%, 11/14/13		35,802	27,213,415
Singapore Treasury Bill, 0.28%, 2/07/13 (r)	SGD	182,752	147,653,682

Total Foreign Agency Obligations – 1.8%			963,306,219

		Beneficial Interest (000)	Value

Money Market Fund — 0.8%
BlackRock Liquidity Series LLC, Money Market Series, 0.28% (p)(s)(t)	USD	412,051	$412,051,223

		Par (000)
Time Deposits

Canada — 0.0%
JPMorgan Chase & Co., 1.00%, 2/01/13	CAD	415	415,684

Europe — 0.0%
Citibank, 1.36%, 2/01/13	EUR	24	33,093

Hong Kong — 0.0%
JPMorgan Chase & Co., 0.13%, 2/01/13	HKD	253	32,662

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 2/01/13	JPY	134	1,470

Singapore — 0.4%
JPMorgan Chase & Co., 0.81%, 2/01/13	SGD	299,503	241,993,159

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 1.59%, 2/01/13	GBP	2,343	3,716,760

Total Time Deposits – 0.4%			246,192,828

US Treasury Obligations

US Treasury Bills (r):
0.09% - 0.10%, 2/07/13	USD	662,350	662,339,357
0.09% - 0.10%, 2/14/13		599,800	599,777,984
0.03% - 0.09%, 3/14/13		423,913	423,871,038
0.02% - 0.06%, 3/21/13		574,630	574,598,519
0.02% - 0.07%, 4/04/13		761,400	761,327,667
0.04% - 0.08%, 4/11/13	1,863,925		1,863,729,289
0.06% - 0.08%, 4/18/13		301,010	300,971,772
0.06% - 0.08%, 4/25/13		532,250	532,176,550
0.07% - 0.08%, 5/02/13		649,970	649,860,155
0.06%, 5/09/13		57,700	57,690,672
0.07%, 5/16/13		93,650	93,630,427

Total US Treasury Obligations – 12.0%			6,519,973,430

Total Short-Term Securities (Cost – $8,178,490,067) – 15.0%			8,141,523,700

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Value
Options Purchased

(Cost – $462,784,712) – 0.7%	$364,230,945

Total Investments Before Options Written (Cost – $46,845,809,630*) – 101.0%	54,882,897,030

Value
Options Written

(Premiums Received – $123,014,180) – (0.2)%	$(104,301,348)

Total Investments, Net of Options Written – 100.8%	54,778,595,682
Liabilities in Excess of Other Assets – (0.8)%	(430,083,896)

Net Assets – 100.0%	$54,348,511,786

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,237,256,996

Gross unrealized appreciation	$9,216,587,016
Gross unrealized depreciation	(1,570,946,982)

Net unrealized appreciation	$7,645,640,034

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Shares Purchased	Shares Sold	Shares Held at January 31, 2013	Value at January 31, 2013	Realized Loss	Income

ETFS Gold Trust	1,355,000	—	—	1,355,000	$222,612,950	—	—
ETFS Palladium Trust	462,500	—	—	462,500	$33,753,250	—	—
ETFS Platinum Trust	390,600	—	—	390,600	$64,331,820	—	—
RHJ International	4,080,524	—	—	4,080,524	$22,383,778	—	—
RHJ International - ADR	899,200	—	—	899,200	$4,931,123	—	—
The St. Joe Co.	9,229,019	—	—	9,229,019	$216,881,947	—	—
Tianjin Development Holdings Ltd.	83,272,798	—	(43,438,882)	39,833,916	$27,990,324	$(1,387,177)	—

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Convertible security.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(n)	Represents or includes a TBA transaction. Unsettled TBA transactions as of January 31, 2013 were as follows:

Counterparty	Value	Unrealized (Depreciation)
Deutsche Bank AG	$101,825,065	$ (331,256)

(o)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(p)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares Purchased	Shares Sold		Shares/ Beneficial Interest Held at January 31, 2013	Value at January 31, 2013	Realized Gain	Income

BlackRock Liquidity Series, LLC Money Market Series	479,431,482	—	(67,380,259)	[1]	412,051,223	$412,051,223	—	$429,915
iShares Gold Trust	11,836,612	—	—		11,836,612	$191,753,114	—	—

[1] Represents net beneficial interest sold.

(q)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(r)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(s)	Represents the current yield as of report date.
(t)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipts
TBA	To Be Announced
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

1,862	Nikkei 225 Index	Chicago Mercantile	March 2013	USD	$113,365,247	$11,078,572
(668)	DAX Index	Eurex Mercantile	March 2013	USD	176,776,445	(4,108,732)
(118)	FTSE 100 Index	Euronext LIFFE	March 2013	USD	11,715,465	(679,434)
(8,589)	S&P 500 E-Mini Index	Chicago Mercantile	March 2013	USD	641,297,685	(31,182,675)
(76)	S&P TSE 60 Index	Montreal Exchange	March 2013	USD	11,071,586	(385,086)

Total						$(25,277,355)

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	101,060,000	JPY	11,057,429,370	Barclays Plc	2/01/13	$16,300,453
JPY	11,587,464,860	EUR	101,060,000	Barclays Plc	2/01/13	(10,504,232)
USD	6,045,708	JPY	530,035,490	Barclays Plc	2/01/13	249,487
USD	153,424	CAD	153,777	Brown Brothers Harriman & Co.	2/01/13	(754)
USD	2,431,325	HKD	18,857,561	Brown Brothers Harriman & Co.	2/01/13	(215)
USD	639,158	SEK	4,060,552	Brown Brothers Harriman & Co.	2/01/13	491
EUR	101,590,000	JPY	11,083,367,410	Deutsche Bank AG	2/01/13	16,736,442
EUR	170,011,765	USD	229,010,948	Deutsche Bank AG	2/01/13	1,831,181
JPY	11,845,546,385	EUR	101,590,000	Deutsche Bank AG	2/01/13	(8,401,607)
USD	222,307,384	EUR	170,011,765	Deutsche Bank AG	2/01/13	(8,534,745)
USD	8,612,842	JPY	762,178,975	Deutsche Bank AG	2/01/13	278,007
USD	6,242,664	NOK	34,260,242	UBS AG	2/01/13	(28,774)
CHF	25,755,096	USD	28,246,432	Brown Brothers Harriman & Co.	2/04/13	54,317
MYR	2,305,856	USD	750,360	Brown Brothers Harriman & Co.	2/04/13	(8,211)
USD	256,102	CAD	256,947	Brown Brothers Harriman & Co.	2/04/13	(1,515)
USD	3,417,021	MYR	10,500,505	Brown Brothers Harriman & Co.	2/04/13	37,393
USD	12,205,176	NOK	66,894,128	Brown Brothers Harriman & Co.	2/04/13	(39,992)
BRL	552,468,620	USD	277,744,594	Deutsche Bank AG	2/04/13	(310,380)
USD	30,422,411	BRL	60,589,274	Brown Brothers Harriman & Co.	2/04/13	(3,819)
USD	272,894,158	BRL	552,468,620	Deutsche Bank AG	2/04/13	(4,540,056)
USD	259,306	EUR	191,112	Deutsche Bank AG	2/04/13	(186)
USD	3,704,889	GBP	2,343,265	UBS AG	2/04/13	(11,529)
MXN	249,594,975	USD	19,704,659	Barclays Plc	2/05/13	(74,079)
USD	10,952,419	MYR	33,834,057	Brown Brothers Harriman & Co.	2/05/13	62,797
USD	194,300,000	JPY	17,362,065,100	UBS AG	2/07/13	4,432,847
USD	147,297,493	SGD	182,752,000	UBS AG	2/07/13	(362,353)
USD	262,700,000	JPY	23,358,023,040	Deutsche Bank AG	2/08/13	7,260,917
USD	194,300,000	JPY	17,349,882,490	UBS AG	2/08/13	4,564,847
USD	134,660,000	JPY	11,921,180,480	Goldman Sachs & Co.	2/14/13	4,287,086
USD	130,918,602	GBP	81,609,900	JP Morgan Chase & Co.	2/14/13	1,492,583
USD	134,660,000	JPY	11,946,631,220	JP Morgan Chase & Co.	2/14/13	4,008,751
USD	134,660,000	JPY	11,910,407,680	Barclays Plc	2/15/13	4,404,058
USD	214,141,501	GBP	133,513,000	Deutsche Bank AG	2/15/13	2,402,989
USD	33,099,710	TRY	60,132,242	Barclays Plc	2/20/13	(1,008,240)
USD	134,272,563	JPY	10,560,000,000	UBS AG	2/20/13	18,781,369
USD	134,660,000	JPY	12,033,486,920	Credit Suisse Group AG	2/21/13	3,052,921
USD	134,473,677	GBP	83,673,700	JP Morgan Chase & Co.	2/21/13	1,779,885
USD	134,660,000	JPY	12,041,229,870	Morgan Stanley & Co.	2/22/13	2,967,387
USD	135,676,000	JPY	12,336,394,570	BNP Paribas	2/28/13	749,994
CHF	122,454,319	EUR	98,594,460	Credit Suisse Group AG	2/28/13	700,513
USD	135,680,000	JPY	12,343,488,000	Credit Suisse Group AG	2/28/13	676,412
USD	47,808,353	GBP	29,877,700	Deutsche Bank AG	3/01/13	428,989
USD	96,898,733	GBP	60,586,700	Goldman Sachs & Co.	3/01/13	821,747
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Foreign currency exchange contracts as of January 31, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	138,387,010	BRL	276,234,310	Deutsche Bank AG	3/05/13	$107,823
USD	204,020,334	JPY	16,490,000,000	Deutsche Bank AG	3/11/13	23,651,743
EUR	100,285,072	USD	136,142,000	Deutsche Bank AG	3/14/13	54,664
EUR	80,215,798	USD	108,913,000	UBS AG	3/14/13	27,682
EUR	100,263,285	USD	136,142,000	Barclays Plc	3/15/13	25,819
EUR	100,294,596	USD	136,179,000	Credit Suisse Group AG	3/15/13	31,343
USD	162,291,526	MXN	2,170,000,000	Credit Suisse Group AG	3/21/13	(7,614,540)
USD	173,310,898	MXN	2,240,736,600	Deutsche Bank AG	4/04/13	(1,888,667)
USD	74,769,305	TRY	137,421,632	Credit Suisse Group AG	5/15/13	(2,387,230)
USD	125,471,078	JPY	11,170,000,000	Barclays Plc	6/20/13	3,189,067
Total						$79,730,880

•	Exchange-traded options purchased as of January 31, 2013 were as follows:

	Description	Put/Call	Strike Price	Expiration Date	Contracts	Market Value

	Apple, Inc.	Call	USD	635.00	2/16/13	2,578	$6,445
	S&P 500 Index	Call	USD	1,520.00	2/16/13	938	389,270
	Anadarko Petroleum Corp.	Call	USD	75.00	3/16/13	17,442	11,991,375
	Anadarko Petroleum Corp.	Call	USD	80.00	5/18/13	12,992	7,437,920
	S&P 500 Index	Put	USD	1,440.00	3/16/13	2,286	2,571,750

	Total						$22,396,760

•	Over-the-counter options purchased as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	St rike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Taiwan Taiex Index	Credit Suisse Group AG	Call	TWD	8,807.55	9/18/13	88,250	--	$95,948
Nikkei 225 Index	Bank of America Corp.	Call	JPY	9,600.00	12/13/13	14,711	--	25,844,691
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	9,400.00	12/13/13	14,711	--	28,172,831
Nikkei 225 Index	Goldman Sachs Group, Inc.	Call	JPY	9,400.00	12/13/13	14,667	--	28,088,567
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,354.06	12/13/13	14,701	--	28,699,730
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,617.63	12/13/13	13,906	--	24,240,312
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	7,365	--	6,238,784
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	2,055	--	1,740,760
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	658	--	557,382
Taiwan Taiex Index	Citigroup, Inc.	Call	TWD	7,249.48	12/18/13	11,052	--	6,521,041
Taiwan Taiex Index	JPMorgan Chase & Co.	Call	TWD	7,057.00	12/18/13	7,336	--	5,214,435

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Over-the-counter options purchased as of January 31, 2013 were as follows (continued):
Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Taiwan Taiex Index	JPMorgan Chase & Co.	Call	TWD	8,646.11	12/18/13	296,007	--	$452,369
Activision Blizzard, Inc.	Goldman Sachs Group, Inc.	Call	TWD	20.00	1/17/14	4,043,792	--	38,214
Aetna, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	2,935,011	--	2,821,206
Alcoa, Inc.	Goldman Sachs Group, Inc.	Call	USD	15.00	1/17/14	7,304,915	--	379,468
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	3,579,369	--	80,511
AutoZone, Inc.	Goldman Sachs Group, Inc.	Call	USD	550.00	1/17/14	306,546	--	307,109
Bank of America Corp.	Goldman Sachs Group, Inc.	Call	USD	17.00	1/17/14	16,305,614	--	2,980,096
Barrick Gold Corp.	Deutsche Bank AG	Call	USD	80.00	1/17/14	16,269,858	--	385,628
Best Buy Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	8,805,030	--	276,672
Boeing Co.	Goldman Sachs Group, Inc.	Call	USD	110.00	1/17/14	2,608,897	--	362,718
Boston Scientific Corp.	Goldman Sachs Group, Inc.	Call	USD	10.00	1/17/14	7,370,136	--	1,518,071
Bristol-Myers Squibb Co.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	7,304,916	--	202,164
Broadcom Corp.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	3,913,348	--	269,825
Caterpillar, Inc.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	4,239,461	--	2,412,135
Cisco Systems, Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	16,305,614	--	1,118,109
Citigroup, Inc.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	16,305,614	--	33,723,255
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	1,432,072	--	279,857
Corning, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	8,152,805	--	439,722
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	4,249,752	--	161,792
EMC Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	11,413,929	--	554,432

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Over-the-counter options purchased as of January 31, 2013 were as follows (continued):
Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Endeavour Silver Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	1,137,913	--	$56,602
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	718,999	--	143,877
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs Group, Inc.	Call	USD	65.00	1/17/14	8,805,030	--	370,155
General Electric Co.	Goldman Sachs Group, Inc.	Call	USD	35.00	1/17/14	16,305,614	--	483,038
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	8,785,724	--	216,006
Goldcorp, Inc.	Deutsche Bank AG	Call	USD	80.00	1/17/14	10,172,700	--	522,541
Halliburton Co.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	6,196,133	--	2,805,882
Harmony Gold Mining Co., Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	2,240,815	--	131,186
Hewlett-Packard Co.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	16,305,614	--	1,688,675
Humana, Inc.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	1,304,451	--	335,053
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	3,779,488	--	22,314
Intel Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	16,305,614	--	211,631
International Business Machines Co.	Goldman Sachs Group, Inc.	Call	USD	295.00	1/17/14	1,695,784	--	134,204
J.C. Penney Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	4,565,570	--	566,377
JPMorgan Chase & Co.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	16,305,614	--	6,959,562
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	16,269,858	--	366,804
Las Vegas Sands Corp.	Goldman Sachs Group, Inc.	Call	USD	77.25	1/17/14	5,870,020	--	5,200,538
Lowes Cos.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	13,044,491	--	14,836,413
Marvell Technology Group Ltd.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	9,457,255	--	1,027,937
Mastercard, Inc.	Goldman Sachs Group, Inc.	Call	USD	660.00	1/17/14	489,168	--	2,263,879

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Over-the-counter options purchased as of January 31, 2013 were as follows (continued):
Description	Counterparty	Put/Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
McDonalds Corp.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	2,935,011	--	$86,327
Microsoft Corp.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	16,305,614	--	552,874
Monster Beverage Corp.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	2,282,786	--	169,271
NetApp, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	5,348,241	--	2,327,383
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	2,410,542	--	354,861
Newmont Mining Corp.	Deutsche Bank AG	Call	USD	90.00	1/17/14	13,015,887	--	1,301,797
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	2,227,608	--	9,632
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	4,064,342	--	198,742
Priceline.com, Inc.	Goldman Sachs Group, Inc.	Call	USD	1,000.00	1/17/14	652,224	--	5,909,068
Qualcomm, Inc.	Goldman Sachs Group, Inc.	Call	USD	95.00	1/17/14	6,522,244	--	1,802,703
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	548,619	--	339,619
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	540,616	--	268,143
Safeway, Inc.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	3,913,348	--	1,687,346
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	355,983	--	39,253
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	995,065	--	98,575
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	4,081,653	--	2,569,992
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	2,321,188	--	73,229
Staples, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	14,348,940	--	1,444,206
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs Group, Inc.	Call	USD	85.00	1/17/14	978,336	--	626,846
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	2,603,178	--	130,138
United Technologies Corp.	Goldman Sachs Group, Inc.	Call	USD	120.00	1/17/14	2,478,453	--	119,796
UnitedHealth Group, Inc.	Goldman Sachs Group, Inc.	Call	USD	85.00	1/17/14	3,261,124	--	159,306

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Over-the-counter options purchased as of January 31, 2013 were as follows (concluded):
Description	Counterparty	Put/Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Visa, Inc.	Goldman Sachs Group, Inc.	Call	USD	190.00	1/17/14	1,500,116		--	$3,783,584
Western Union Co.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	2,282,786		--	534
Yahoo!, Inc.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	11,413,928		--	6,490,017
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	9,769,855		--	1,480,768
Yum! Brands, Inc.	Goldman Sachs Group, Inc.	Call	USD	100.00	1/17/14	2,282,786		--	248,924
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Call	USD	93.80	3/14/14	787,986		--	17,808,484
Nikkei 225 Index	BNP Paribas SA	Call	USD	9,685.15	3/14/14	15,137		--	26,503,749
Talisman Energy, Inc.	Citigroup, Inc.	Call	USD	13.00	4/19/13	5,201,733		--	3,066,775
KOSPI Index	Citigroup, Inc.	Put	USD	243.53	12/12/13	3516		--	1,957,709
Agnico-Eagle Mines, Ltd.	Deutsche Bank AG	Put	USD	85.00	1/17/14	3,018,384		--	636,061
Russell 2000 Index	BNP Paribas SA	Put	USD	782.61	2/15/13	99,333		--	2,326
S&P 500 Index	Deutsche Bank AG	Put	USD	1,372.24	2/15/13	93,866		--	57,059
S&P 500 Index	Bank of America Corp.	Put	USD	1,480.00	3/15/13	89,935		--	1,780,713
S&P 500 Index	Credit Suisse Group AG	Put	USD	1,475.00	3/15/13	183,475		--	3,504,373
S&P 500 Index	Goldman Sachs Group, Inc.	Put	USD	1,475.00	3/15/13	134,602		--	2,557,438
S&P 500 Index	JPMorgan Chase & Co.	Put	USD	1,480.00	3/15/13	134,401		--	2,707,911
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	87,230		--	3,139,792
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	87,570		--	3,142,887
EUR Currency	Credit Suisse Group AG	Put	USD	1.20	6/03/13	--	EUR	398,853	175,466
Total									$341,834,185

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Exchange-Traded options written as of January 31, 2013 were as follows:
Description	Put/Call	Strike Price		Expiration Date	Contracts	Market Value
Adobe Systems, Inc.	Call	USD	39.00	2/16/13	(2,866)	$(42,990)
Electronic Arts, Inc.	Call	USD	17.00	3/16/13	(17,476)	(419,424)
Freescale Semiconductor	Call	USD	13.00	3/16/13	(11,321)	(1,896,267)
Kraft Foods Group, Inc.	Call	USD	47.50	3/16/13	(5,345)	(187,075)
SM Energy	Call	USD	60.00	3/16/13	(6,471)	(1,569,217)
Applied Materials, Inc.	Call	USD	12.00	4/20/13	(44,396)	(4,839,164)
Marathon Oil Corp.	Call	USD	67.50	4/20/13	(12,943)	(10,289,685)
PulteGroup, Inc.	Call	USD	19.00	4/20/13	(12,941)	(3,280,544)
Tiffany & Co.	Call	USD	65.00	5/18/13	(5,503)	(2,352,533)
Kraft Foods Group, Inc.	Call	USD	47.50	6/22/13	(9,741)	(925,395)
Oracle Corp.	Call	USD	35.00	6/22/13	(23,926)	(5,024,460)
Marathon Petroleum Corp.	Call	USD	77.50	7/20/13	(12,934)	(5,108,930)
The Procter & Gamble Co.	Call	USD	72.50	7/20/13	(34,771)	(13,039,125)
Occidental Petroleum Corp.	Put	USD	70.00	2/16/13	(12,765)	(38,295)
Total						$(49,013,104)

•	Over-the-counter options written as of January 31, 2013 were as follows:
Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Russell 2000 Index	BNP Paribas SA	Call	USD	854.05	2/15/13	49,667		--	$(2,429,653)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,520.01	2/15/13	93,866		--	(354,658)
S&P 500 Index	Bank of America Corp.	Call	USD	1,380.00	3/15/13	89,935		--	(404,707)
Yahoo Japan Corp.	Goldman Sachs Group, Inc.	Call	JPY	37,761.36	4/11/13	41,572		--	(348,242)
Yahoo Japan Corp.	Goldman Sachs Group, Inc.	Call	JPY	37,761.36	5/02/13	41,571		--	(452,864)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	87,230		--	(675,366)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	87,570		--	(682,170)
EUR Currency	Credit Suisse Group AG	Call	EUR	1.40	6/03/13	--	EUR	398,853	(3,939,871)
Nikkei 225 Index	Citigroup, Inc.	Call	USD	11,000.00	12/13/13	10,078		--	(8,536,927)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Over-the-counter options written as of January 31, 2013 were as follows (concluded):
Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Call	USD	111.44	3/14/14	787,986	--	$(9,660,708)
Russell 2000 Index	BNP Paribas SA	Put	USD	702.35	2/15/13	99,333	--	(36)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,196.31	2/15/13	93,866	--	(4,146)
S&P 500 Index	Credit Suisse Group AG	Put	USD	1,375.00	3/15/13	183,475	--	(702,709)
S&P 500 Index	Goldman Sachs Group, Inc.	Put	USD	1,400.00	3/15/13	134,602	--	(498,027)
S&P 500 Index	JPMorgan Chase & Co.	Put	USD	1,380.00	3/15/13	134,401	--	(537,604)
Whiting Petroleum Corp.	Morgan Stanley	Put	USD	40.00	3/15/13	325,100	--	(65,020)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	87,230	--	(1,262,660)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	87,570	--	(1,255,526)
Nikkei 225 Index	Bank of America Corp.	Put	USD	8,286.96	12/13/13	14,711	--	(1,576,319)
Nikkei 225 Index	Citigroup, Inc.	Put	USD	8,305.01	12/13/13	14,711	--	(1,599,873)
Nikkei 225 Index	Goldman Sachs Group, Inc.	Put	USD	9,200.00	12/13/13	14,667	--	(3,262,072)
Nikkei 225 Index	JPMorgan Chase & Co.	Put	USD	8,592.09	12/13/13	14,701	--	(2,020,002)
Nikkei 225 Index	JPMorgan Chase & Co.	Put	USD	8,808.23	12/13/13	13,906	--	(2,272,652)
Taiwan Taiex Index	Citigroup, Inc.	Put	TWD	6,524.53	12/18/13	11,052	--	(1,826,341)
Taiwan Taiex Index	JPMorgan Chase & Co.	Put	TWD	5,758.51	12/18/13	7,336	--	(470,238)
S&P 500 Index	Citigroup, Inc.	Put	USD	1,149.60	12/20/13	59,066	--	(994,082)
Mead Johnson Nutrition Co.	Morgan Stanley	Put	USD	60.00	1/17/14	1,487,340	--	(2,885,440)
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Put	USD	83.58	3/14/14	787,986	--	(2,159,082)
Nikkei 225 Index	BNP Paribas SA	Put	USD	9,300.00	3/14/14	15,137	--	(4,410,820)
Total								$(55,287,815)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Over-the-counter interest rate swaptions written as of January 31, 2013 were as follows:
Description	Counterparty	Put	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Morgan Stanley	Put	3.15%	Receive	6-month LIBOR	4/30/13	JPY	19,904,958	$(429)
•	Interest rate swaps outstanding as of January 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.54% [1]	3-Month LIBOR	Deutsche Bank AG	9/14/15	USD	331,515	$230,469
0.50% [1]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	332,174	510,154
1.28% [2]	3-Month LIBOR	UBS AG	6/22/16	USD	171,863	374,936
1.30% [2]	3-Month LIBOR	Deutsche Bank AG	8/17/16	USD	163,750	267,813
1.35% [2]	3-Month LIBOR	Deutsche Bank AG	8/24/16	USD	159,574	322,419
1.01% [2]	3-Month LIBOR	Deutsche Bank AG	9/27/16	USD	1,268,265	(2,298,477)
1.00% [2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	1,322,240	(2,577,574)
1.55% [2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/17	USD	661,119	(1,715,737)
1.55% [2]	3-Month LIBOR	JPMorgan Chase & Co.	10/04/17	USD	638,775	(1,700,676)
1.24% [2]	3-Month LIBOR	Deutsche Bank AG	9/14/18	USD	132,490	(290,988)
1.19% [2]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	135,010	(682,486)

Total						$(7,560,147)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
•	Total return swaps outstanding as of January 31, 2013 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

SGX Nikkei Stock Average Dividend Point Index Futures December 2013	JPY 2,500,656,200[3]	Citigroup, Inc.	3/31/14	JPY 2	$7,864,878

[3]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment at termination.
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$32,774,507	—	—	$32,774,507
Australia .	—	$205,994,904	—	205,994,904
Belgium	22,383,778	26,766,897	—	49,150,675
Brazil	691,332,524	—	—	691,332,524
Canada	1,400,676,781	—	$25	1,400,676,806
Chile	25,083,435	—	—	25,083,435
China	41,942,692	282,399,236	—	324,341,928
Denmark	—	31,015,496	—	31,015,496
France	138,998,199	831,365,371	—	970,363,570
Germany	40,075,280	1,186,664,152	—	1,226,739,432
Hong Kong	—	80,339,151	—	80,339,151
Indonesia	—	16,066,258	—	16,066,258
Ireland	69,942,853	—	—	69,942,853
Israel	6,970,000	—	—	6,970,000
Italy	—	417,149,366	—	417,149,366
Japan	—	3,753,278,923	—	3,753,278,923
Kazakhstan	58,814,735	—	—	58,814,735
Malaysia	33,890,787	166,393,326	—	200,284,113
Mexico	215,757,941	—	—	215,757,941
Netherlands	140,604,666	239,643,903	—	380,248,569
Philippines	25,456,074	—	—	25,456,074
Portugal	20,383,318	—	—	20,383,318
Russia	64,303,375	70,717,304	—	135,020,679
Singapore	—	317,587,999	—	317,587,999
South Africa	30,843,898	15,997,689	—	46,841,587
South Korea	42,778,571	454,901,309	—	497,679,880

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks (concluded):
Spain	—	$151,915,063	—	$151,915,063
Sweden	—	78,124,268	—	78,124,268
Switzerland	$16,109,107	829,251,564	—	845,360,671
Taiwan	42,021,080	159,419,797	—	201,440,877
Thailand	187,505,356	—	—	187,505,356
United Arab Emirates	20,577,954	—	—	20,577,954
United Kingdom	419,342,884	1,433,132,118	$44,909,701	1,897,384,703
United States	17,447,050,784	21,178,683	70,973,825	17,539,203,292
Corporate Bonds	—	3,535,964,613	283,963,480	3,819,928,093
Floating Rate Loan Interests	—	46,867,287	237,151,870	284,019,157
Foreign Agency Obligations	—	4,766,403,984	—	4,766,403,984
Non-Agency Mortgage-Backed Securities	—	68,412,858	—	68,412,858
US Government Sponsored Agency Securities	—	101,825,065	—	101,825,065
US Treasury Obligations	—	3,103,107,653	—	3,103,107,653
Investment Companies	1,346,967,269	—	—	1,346,967,269
Preferred Securities	604,382,192	157,649,808	—	762,032,000
Warrants	2,810	3,636,589	—	3,639,399
Short-Term Securities:
Foreign Agency Obligations	—	963,306,219	—	963,306,219
Money Market Funds	—	412,051,223	—	412,051,223
Time Deposits	—	246,192,828	—	246,192,828
US Treasury Obligations	—	6,519,973,430	—	6,519,973,430
Options Purchased:
Equity contracts	33,532,644	312,714,351	17,808,484	364,055,479
Foreign currency exchange contracts	—	175,466	—	175,466
Total	$23,220,505,494	$31,007,584,151	$654,807,385	$54,882,897,030

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$11,078,572	$7,864,878	—	$18,943,450
Foreign currency exchange contracts	—	125,452,004	—	125,452,004
Interest rate contracts	—	1,705,791	—	1,705,791
Liabilities:				—
Equity contracts	(88,951,747)	(24,125,648)	$(11,819,790)	(124,897,185)
Foreign currency exchange contracts	—	(61,480,785)	—	(61,480,785)
Interest rate contracts	—	(9,266,367)	—	(9,266,367)
Total	$(77,873,175)	$40,149,873	$(11,819,790)	$(49,543,092)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 24

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency overdraft, at value	—	$(25,348,774)	—	$ (25,348,774)
Cash received as collateral for swaps	—	(145,295,000)	—	(145,295,000)
Bank overdraft	—	(2,541,474)	—	(2,541,474)
Collateral on securities on loan	—	(412,051,223)	—	(412,051,223)
Total	—	$(585,236,471)	—	$ (585,236,471)

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2013.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Total
Assets:
Opening Balance, as of October 31, 2012	$40,439,364	$274,379,189	$144,427,482	—	$459,246,035
Transfers into Level 3[1]	—	6,181,220	95,472,000	—	101,653,220
Transfers out of Level 3[1]	—	—	—	—	—
Accrued discounts/premiums	—	(29,766)	207,399	—	177,633
Net realized gain (loss)	—	—	96,669	—	96,669
Net change in unrealized appreciation/depreciation[2]	4,470,362	(1,158,738)	3,833,452	9,140,638	16,285,714
Purchases	70,973,825	4,591,575	—	8,667,846	84,233,246
Sales	—	—	(6,885,132)	—	(6,885,132)
Closing Balance, January 31, 2013	$115,883,551	$283,963,480	$237,151,870	$ 17,808,484	$654,807,385

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of January 31, 2013 was $16,285,714.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2013 25

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 26, 2013